Severance Indemnities And Pension Plans (Combined Funded Status And Amounts Recognized In Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥ 412,417		¥ 117,873
Accrued benefit cost	(61,026)		(96,844)
Domestic Subsidiaries, Non-Contributory Pension Benefits And SIP [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,433,161		1,383,933
Defined Benefit Plan, Service Cost	36,147		34,182
Defined Benefit Plan, Interest Cost	17,448		20,510
Acquisitions / Divestitures	(807)		8
Amendments	(32)
Actuarial loss (gain)	26,417		65,369
Benefits paid	(55,608)		(55,396)
Lump-sum payment	(14,313)		(15,445)
Translation adjustments and other	224,238	[1]
Benefit obligation at end of fiscal year	1,666,651		1,433,161
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,462,406		1,317,074
Actual return (loss) on plan assets	124,355		174,467
Employer contributions	31,640		26,314
Acquisitions / Divestitures	176		(53)
Benefits paid	(55,608)		(55,396)
Translation adjustments and other	441,360	[1]
Fair value of plan assets at end of fiscal year	2,004,329		1,462,406
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	357,817		60,279
Accrued benefit cost	(20,139)		(31,034)
Net amount recognized	337,678		29,245
Domestic Subsidiaries, Contributory Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	404,427		389,264
Defined Benefit Plan, Service Cost	3,162		4,658
Defined Benefit Plan, Interest Cost	5,016		6,138
Actuarial loss (gain)	(8,984)		15,583
Benefits paid	(11,202)		(11,216)
Translation adjustments and other	(392,419)	[1]
Benefit obligation at end of fiscal year			404,427
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	458,171		433,710
Actual return (loss) on plan assets	34,472		64,893
Employer contributions	12,843		15,635
Benefits paid	(11,202)		(11,216)
Translation adjustments and other	(494,284)	[1]	(44,851)	[2]
Fair value of plan assets at end of fiscal year			458,171
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost			53,744
Net amount recognized			53,744
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	283,224		225,361
Defined Benefit Plan, Service Cost	12,215		8,098		6,328
Defined Benefit Plan, Interest Cost	13,467		10,716		10,649
Plan participants' contributions	5		14
Acquisitions / Divestitures	9,359
Amendments	980		302
Actuarial loss (gain)	(24,716)		23,154
Benefits paid	(9,851)		(13,161)
Lump-sum payment	(158)		(440)
Translation adjustments and other	61,356		29,180
Benefit obligation at end of fiscal year	345,881		283,224		225,361
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	233,081		182,791
Actual return (loss) on plan assets	43,561		24,787
Employer contributions	41,423		14,807
Plan participants' contributions	5		14
Benefits paid	(9,851)		(13,161)
Translation adjustments and other	59,876		23,843
Fair value of plan assets at end of fiscal year	368,095		233,081		182,791
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	54,600		3,850
Accrued benefit cost	(32,386)		(53,993)
Net amount recognized	22,214		(50,143)
Foreign Offices And Subsidiaries, Other Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	30,002		24,701
Defined Benefit Plan, Service Cost	1,526		1,114		968
Defined Benefit Plan, Interest Cost	1,352		1,135		1,192
Plan participants' contributions	648		450
Actuarial loss (gain)	(2,966)		975
Benefits paid	(2,136)		(1,673)
Translation adjustments and other	5,920		3,300
Benefit obligation at end of fiscal year	34,346		30,002		24,701
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	18,185		13,370
Actual return (loss) on plan assets	3,611		1,866
Employer contributions	1,313		1,144
Plan participants' contributions	648		450
Benefits paid	(2,136)		(1,673)
Translation adjustments and other	4,224		3,028
Fair value of plan assets at end of fiscal year	25,845		18,185		13,370
Amounts recognized in the consolidated balance sheets:
Accrued benefit cost	(8,501)		(11,817)
Net amount recognized	(8,501)		(11,817)
MUTB [Member]
Changes in pension benefits:
Withdrawal of assets from employee retirement benefit trusts			44,851
Transferred obligation to the Japanese government	169,951
Transferred assets to the Japanese government	52,971
Transferred obligation to the non-contributory Corporate Defined Benefit Pension plans	224,238
Transferred assets to the non-contributory Corporate Defined Benefit Pension plans	¥ 441,313

[1]	MUTB separated the substitutional portion of its contributory CDBP and transferred the related obligation and assets to the Japanese government. The transferred obligation and assets to the Japanese government were ¥169,951 million and ¥52,971 million, respectively. Subsequent to the separation process, MUTB transferred the remaining corporate portion of its contributory CDBP into a non-contributory CDBP. The transferred obligation and assets to the non-contributory CDBP were ¥224,238 million and ¥441,313 million, respectively.
[2]	MUTB partially withdrew assets from employee retirement benefit trusts, amount of ¥44,851 million, which were established for the payment of employees' pension benefits. The related plan remains in an overfunded status as of March 31, 2013. No gains or losses have been recognized as a consequence of this transaction.